Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of options vested
Date granted	Number of options Vested	Exercise price	Vesting date	Expiry date
N/A	Nil	Nil	N/A	N/A
Total	Nil

Schedule of number of options outstanding over unissued ordinary shares
Grant Date	Number of options exercised	Exercise price A$		Vesting date	Expiry date
21 Dec 2016	750,000	$0.10		31 Dec 2018	31 Dec 2021
21 Dec 2016	500,000	$0.10	[1]	26 Oct 2019	30 Dec 2021
31 Jul 2018	250,000	$0.50	[1]	31 Dec 2019	31 Dec 2022
31 Jul 2018	250,000	$0.50	[1]	31 Dec 2020	31 Dec 2023
12 Feb 2019	58,333	$0.60		5 Mar 2019	20 Feb 2022
27 Nov 2019	500,000	$0.60		4 Dec 2020	4 Dec 2022
24 Feb 2020	100,000	$0.50	[2]	31 Jan 2021	31 Jan 2022
Total	2,408,333

Grant Date	Number of options granted	Exercise price A$	Vesting date	Expiry date
1 Feb 2019	200,000	$0.65	31 Dec 2019	31 Dec 2022
1 Feb 2019	200,000	$0.65	31 Dec 2020	31 Dec 2023
27 Nov 2019	1,000,000	$0.60	4 Dec 2020	4 Dec 2022
19 Oct 2020	1,000,000	$1.60	19 Oct 2020	19 Oct 2023
7 Feb 2022	140,000	$1.10	7 Feb 2022	18 Jan 2025
7 Feb 2022	700,000	$1.50	7 Feb 2022	7 Feb 2025
Total	3,240,000

Schedule of options over unissued shares occurred
	2022	2022	2021	2021
	No.	WAEP A$	No	WAEP A$
Outstanding at 1 July	4,873,333	$1.041	11,450,000	$0.366
Granted during the year	840,000	$1.433	1,000,000	$1.200
Exercised during the year	(2,408,333)	$0.316	(7,476,667)	$0.471
Forfeited/cancelled during the year	(65,000)	$0.600	(100,000)	$0.500
Outstanding at 30 June	3,240,000	$1.131	4,873,333	$1.041
Exercisable at 30 June	3,240,000	$1.131	4,873,333	$1.041

	2022	2022	2021	2021
	No.	WAEP A$	No	WAEP A$
Outstanding at 1 July	4,873,333	$1.041	11,450,000	$0.366
Granted during the year	840,000	$1.433	1,000,000	$1.200
Exercised during the year	(2,408,333)	$0.316	(7,476,667)	$0.471
Forfeited/cancelled during the year	(65,000)	$0.600	(100,000)	$0.500
Outstanding at 30 June	3,240,000	$1.131	4,873,333	$1.041
Exercisable at 30 June	3,240,000	$1.131	4,873,333	$1.041

Schedule of options issued during the current reporting period were valued using the Black-Scholes option
Date granted	Number of options granted	Exercise price A$	Expiry date	Risk free interest rate used	Volatility applied	Value per Option A$
7 Feb 2022	700,000	$1.50	7 Feb 2025	1.39%	95.8%	$0.160
7 Feb 2022	140,000	$1.10	18 Jan 2025	1.39%	95.8%	$0.184

Schedule of reporting period the following performance rights were granted
Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
6 Nov 2020	50,000	6 Nov 2026	A$	0.85	6 Nov 2021
11 Dec 2020	10,000,000	16 Dec 2025	A$	0.68-$0.93	Performance based with 5 milestones
Total	10,050,000

Schedule of number of performance rights outstanding over unissued ordinary shares
Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
3 Mar 2017	2,000,000	3 Mar 2022	A$	0.72	Vested and exercised
3 Sep 2018	3,000,000	3 Sep 2021	A$	0.185	Vested and exercised

Schedule of performance rights outstanding
Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
6 Nov 2020	50,000	6 Nov 2026	A$	0.85	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.68	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.79	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.85	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.90	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.93	Vested, not exercised
Total	10,050,000

Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s
Milestone	Number of rights granted	Share price target		Risk free interest rate used	Volatility applied	Value per Right (cents)
1	2,000,000	A$	1.20	0.04%	125%	67.8
2	2,000,000	A$	1.30	0.09%	125%	78.7
3	2,000,000	A$	1.40	0.10%	125%	85.1
4	2,000,000	A$	1.50	0.22%	125%	90.5
5	2,000,000	A$	1.70	0.35%	125%	93.1

Schedule of share-based payment transactions
A$
Shares issued for services rendered in relation to the NASDAQ listing	979,638
Shares issued to directors as remuneration	920,000
Performance rights issued to directors and employees as remuneration	6,394,571
Options issued to directors as remuneration	112,188
Options issued to advisers as remuneration	25,824
8,432,221